Cover Page Cover Page	Dec. 30, 2019
Cover Page [Abstract]
Entity Central Index Key	0001628908
Title of 12(b) Security	Class A Common Stock of Evolent Health, Inc., par value $0.01 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Document Period End Date	Dec. 30, 2019
Entity File Number	001-37415
Entity Tax Identification Number	32-0454912
Entity Address, Address Line One	800 N. Glebe Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
Entity Registrant Name	Evolent Health, Inc.
City Area Code	571
Local Phone Number	389-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	EVH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false